INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,875	$ 1,385
Adjustments required to reconcile net income to net cash flows provided by operating activities:
Depreciation	630	880
Share-based compensation	144	117
Changes in deferred income tax assets, net	566	335
Increase (decrease) in employee severance benefits, net	22	0
Decrease (increase) in trade receivables, net	(1,784)	(2,300)
Decrease (increase) in operating lease right-of-use assets	575	145
Increase (decrease) in operating lease liabilities	(597)	(149)
Decrease (increase) in other receivables and prepaid expenses	(311)	83
Decrease (increase) in inventories	(809)	(731)
Increase (decrease) in trade payables	105	786
Increase (decrease) in other liabilities and accrued expenses	1,477	302
Net cash provided by operating activities	2,893	853
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(711)	(615)
Insurance Proceeds	2,000	0
Restricted deposits	192	(1)
Net cash used in investing activities	1,481	(616)
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of options	299	25
Repayment of long-term loans	(3,348)	(258)
Repayment of property and equipment payables	0	(7)
Net cash provided by (used in) financing activities	(3,049)	(240)
Effect of exchange rate on cash and cash equivalents	(361)	(1,034)
Increase (decrease) in cash and cash equivalents	964	(1,037)
Cash and cash equivalents at the beginning of the year	7,366	9,283
Cash and cash equivalents at end of the year	8,330	8,246
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the period for: Interest	$ 81	$ 30